Risk management - Structural Interest Rate Risk (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Structural interest rate risk
Total Balance Sheet Assets	$ 1,616,873	$ 1,773,414
Liabilities	(1,477,724)	(1,644,023)
Equity	(163,588)	(153,834)	$ (134,798)	$ (123,287)
Total Balance Sheet Liabilities	(1,678,213)	(1,837,914)
1 month
Structural interest rate risk
Total Balance Sheet Assets	230,889	298,025
Liabilities	(474,565)	(546,507)
3 months
Structural interest rate risk
Total Balance Sheet Assets	165,300	108,398
Liabilities	(38,305)	(50,841)
1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	367,807	409,848
Liabilities	(56,435)	(99,378)
3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	246,976	211,882
Liabilities	(90,936)	(102,491)
More than five years
Structural interest rate risk
Total Balance Sheet Assets	318,576	419,072
Liabilities	(123,365)	(195,188)
Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(163,540)	(153,797)	(134,758)	$ (123,255)
Interest rate risk
Structural interest rate risk
Total Balance Sheet Assets	4,285,737	4,117,438	3,796,981
Total Balance Sheet Liabilities	(3,962,089)	(3,941,783)	(3,647,201)
Total Balance Sheet Gap	323,648	175,655	149,780
Total Off-Balance Sheet Gap	16,348	(27,858)	(27,704)
Interest rate risk | 1 month
Structural interest rate risk
Total Balance Sheet Assets	543,438	581,847	491,701
Total Balance Sheet Liabilities	(498,896)	(746,516)	(422,576)
Total Balance Sheet Gap	44,542	(164,669)	69,125
Total Off-Balance Sheet Gap	85,733	96,078	93,301
Total Structural Gap	130,275	(68,591)	162,426
Accumulated Gap	130,275	(68,591)	162,426
Interest rate risk | 3 months
Structural interest rate risk
Total Balance Sheet Assets	100,938	62,060	62,680
Total Balance Sheet Liabilities	(28,059)	(42,023)	(36,495)
Total Balance Sheet Gap	72,879	20,037	26,185
Total Off-Balance Sheet Gap	(353)	(518)	1,883
Total Structural Gap	72,526	19,519	28,068
Accumulated Gap	202,801	(49,072)	190,494
Interest rate risk | 6 months
Structural interest rate risk
Total Balance Sheet Assets	56,280	48,041	35,197
Total Balance Sheet Liabilities	(14,572)	(15,857)	(24,465)
Total Balance Sheet Gap	41,708	32,184	10,732
Total Off-Balance Sheet Gap	(7,870)	(7,124)	(85)
Total Structural Gap	33,838	25,060	10,647
Accumulated Gap	236,639	(24,012)	201,141
Interest rate risk | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	61,997	53,026	62,248
Total Balance Sheet Liabilities	(130,987)	(44,250)	(100,532)
Total Balance Sheet Gap	(68,990)	8,776	(38,284)
Total Off-Balance Sheet Gap	5,373	(1,257)	(3,869)
Total Structural Gap	(63,617)	7,519	(42,153)
Accumulated Gap	173,022	(16,493)	158,988
Interest rate risk | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	286,758	231,683	194,959
Total Balance Sheet Liabilities	(189,470)	(105,925)	(183,242)
Total Balance Sheet Gap	97,288	125,758	11,717
Total Off-Balance Sheet Gap	936	(16,773)	(20,620)
Total Structural Gap	98,224	108,985	(8,903)
Accumulated Gap	271,246	92,492	150,085
Interest rate risk | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	209,706	110,289	122,796
Total Balance Sheet Liabilities	(62,168)	(39,636)	(27,899)
Total Balance Sheet Gap	147,538	70,653	94,897
Total Off-Balance Sheet Gap	(52,397)	(20,744)	(14,927)
Total Structural Gap	95,141	49,909	79,970
Accumulated Gap	366,387	142,401	230,055
Interest rate risk | More than five years
Structural interest rate risk
Total Balance Sheet Assets	246,813	252,655	184,250
Total Balance Sheet Liabilities	(174,408)	(67,300)	(126,918)
Total Balance Sheet Gap	72,405	185,355	57,332
Total Off-Balance Sheet Gap	(15,036)	(77,053)	(83,290)
Total Structural Gap	57,369	108,302	(25,958)
Accumulated Gap	423,756	250,703	204,097
Interest rate risk | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	2,779,807	2,777,837	2,643,150
Total Balance Sheet Liabilities	(2,863,529)	(2,880,277)	(2,725,072)
Total Balance Sheet Gap	(83,722)	(102,440)	(81,922)
Total Off-Balance Sheet Gap	(38)	(466)	(99)
Total Structural Gap	(83,760)	(102,906)	(82,021)
Accumulated Gap	339,996	147,797	122,076
Interest rate risk | Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(165,539)	(158,338)	(138,381)
Interest rate risk | Total Shareholders' Equity Attributable to the Parent | Not Sensitive
Structural interest rate risk
Equity	(165,539)	(158,338)	(138,381)
Interest rate risk | Money Market
Structural interest rate risk
Liabilities	(237,962)	(415,269)	(211,629)
Interest rate risk | Money Market | 1 month
Structural interest rate risk
Liabilities	(136,942)	(136,167)	(105,227)
Interest rate risk | Money Market | 3 months
Structural interest rate risk
Liabilities	(203)	(25)	(591)
Interest rate risk | Money Market | 6 months
Structural interest rate risk
Liabilities	(119)
Interest rate risk | Money Market | 6 - 12 months
Structural interest rate risk
Liabilities	(37)
Interest rate risk | Money Market | 1 to 3 years
Structural interest rate risk
Liabilities	(6)	(35)
Interest rate risk | Money Market | Not Sensitive
Structural interest rate risk
Liabilities	(100,655)	(279,042)	(105,810)
Interest rate risk | Deposits
Structural interest rate risk
Liabilities	(773,147)	(712,440)	(631,480)
Interest rate risk | Deposits | 1 month
Structural interest rate risk
Liabilities	(316,556)	(538,576)	(238,192)
Interest rate risk | Deposits | 3 months
Structural interest rate risk
Liabilities	(25,179)	(28,189)	(25,728)
Interest rate risk | Deposits | 6 months
Structural interest rate risk
Liabilities	(8,115)	(7,546)	(14,968)
Interest rate risk | Deposits | 6 - 12 months
Structural interest rate risk
Liabilities	(104,567)	(38,605)	(89,071)
Interest rate risk | Deposits | 1 to 3 years
Structural interest rate risk
Liabilities	(152,067)	(40,318)	(145,780)
Interest rate risk | Deposits | More than five years
Structural interest rate risk
Liabilities	(166,663)	(59,206)	(117,741)
Interest rate risk | Long-Term Funding
Structural interest rate risk
Liabilities	(207,558)	(234,391)	(207,463)
Interest rate risk | Long-Term Funding | 1 month
Structural interest rate risk
Liabilities	(45,398)	(71,773)	(79,157)
Interest rate risk | Long-Term Funding | 3 months
Structural interest rate risk
Liabilities	(2,677)	(13,809)	(10,176)
Interest rate risk | Long-Term Funding | 6 months
Structural interest rate risk
Liabilities	(6,338)	(8,311)	(9,497)
Interest rate risk | Long-Term Funding | 6 - 12 months
Structural interest rate risk
Liabilities	(26,383)	(5,645)	(11,461)
Interest rate risk | Long-Term Funding | 1 to 3 years
Structural interest rate risk
Liabilities	(37,397)	(65,572)	(37,462)
Interest rate risk | Long-Term Funding | 3 to 5 years
Structural interest rate risk
Liabilities	(62,168)	(39,636)	(27,899)
Interest rate risk | Long-Term Funding | More than five years
Structural interest rate risk
Liabilities	(7,745)	(8,094)	(9,177)
Interest rate risk | Long-Term Funding | Not Sensitive
Structural interest rate risk
Liabilities	(19,452)	(21,552)	(22,633)
Interest rate risk | Other Liabilities
Structural interest rate risk
Liabilities	(2,577,883)	(2,421,345)	(2,458,248)
Interest rate risk | Other Liabilities | Not Sensitive
Structural interest rate risk
Liabilities	(2,577,883)	(2,421,345)	(2,458,248)
Interest rate risk | Money Market
Structural interest rate risk
Total Balance Sheet Assets	107,529	208,892	84,372
Interest rate risk | Money Market | 1 month
Structural interest rate risk
Total Balance Sheet Assets	40,153	97,682	33,396
Interest rate risk | Money Market | 3 months
Structural interest rate risk
Total Balance Sheet Assets	36	224	4,299
Interest rate risk | Money Market | 6 months
Structural interest rate risk
Total Balance Sheet Assets		10	1,714
Interest rate risk | Money Market | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets			393
Interest rate risk | Money Market | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets			29
Interest rate risk | Money Market | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	67,340	110,976	44,540
Interest rate risk | Loans and advances
Structural interest rate risk
Total Balance Sheet Assets	1,011,713	842,579	828,076
Interest rate risk | Loans and advances | 1 month
Structural interest rate risk
Total Balance Sheet Assets	415,520	391,465	415,078
Interest rate risk | Loans and advances | 3 months
Structural interest rate risk
Total Balance Sheet Assets	56,759	51,416	48,155
Interest rate risk | Loans and advances | 6 months
Structural interest rate risk
Total Balance Sheet Assets	41,235	29,398	29,078
Interest rate risk | Loans and advances | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	52,466	40,954	54,722
Interest rate risk | Loans and advances | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	147,987	110,704	125,650
Interest rate risk | Loans and advances | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	82,115	59,480	60,560
Interest rate risk | Loans and advances | More than five years
Structural interest rate risk
Total Balance Sheet Assets	203,678	158,690	95,727
Interest rate risk | Loans and advances | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	11,953	473	(895)
Interest rate risk | Intragroup
Structural interest rate risk
Total Balance Sheet Assets	4,368	2,324	2,391
Interest rate risk | Intragroup | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	4,368	2,324	2,391
Interest rate risk | Securities
Structural interest rate risk
Total Balance Sheet Assets	592,439	612,958	399,818
Interest rate risk | Securities | 1 month
Structural interest rate risk
Total Balance Sheet Assets	87,765	92,700	43,227
Interest rate risk | Securities | 3 months
Structural interest rate risk
Total Balance Sheet Assets	44,143	10,420	10,226
Interest rate risk | Securities | 6 months
Structural interest rate risk
Total Balance Sheet Assets	15,045	18,633	4,405
Interest rate risk | Securities | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	9,531	12,072	7,133
Interest rate risk | Securities | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	138,771	120,979	69,280
Interest rate risk | Securities | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	127,591	50,809	62,236
Interest rate risk | Securities | More than five years
Structural interest rate risk
Total Balance Sheet Assets	43,135	93,965	88,523
Interest rate risk | Securities | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	126,458	213,379	114,790
Interest rate risk | Permanent
Structural interest rate risk
Total Balance Sheet Assets	18,931	17,838	16,890
Interest rate risk | Permanent | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	18,931	17,838	16,890
Interest rate risk | Other assets
Structural interest rate risk
Total Balance Sheet Assets	2,550,757	2,432,847	2,465,434
Interest rate risk | Other assets | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	$ 2,550,757	$ 2,432,847	$ 2,465,434
Net interest income risk
Structural interest rate risk
Period covered by sensitivity analysis	1 year	1 year	1 year
Increase (decrease) in risk consumption due to reasonably possible increase in risk assumption	$ 700	$ 350	$ 1,000
Market value of equity
Structural interest rate risk
Increase (decrease) in risk consumption due to reasonably possible increase in risk assumption	$ 3,000	$ 3,000	$ 3,700